PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2013	2014
Computers and software	42,226	17,131
Furniture, fixtures and equipment	21,055	7,441
Vehicles	6,077	5,636
Leasehold improvements	45,061	35,346
	114,419	65,554
Less: accumulated depreciation and amortization	(80,985)	(47,425)

Property and equipment, net	33,434	18,129